T. ROWE PRICE EQUITY INCOME ETF

September 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.2%
COMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 0.5%
AT&T	15,159	333
Verizon Communications	19,122	859
		1,192
Entertainment 1.0%
Walt Disney	26,335	2,533
		2,533
Media 2.3%
Comcast, Class A	36,676	1,532
News, Class A	145,328	3,870
News, Class B	7,354	206
		5,608
Total Communication Services		9,333
CONSUMER DISCRETIONARY 2.8%
Automobiles 0.4%
General Motors	22,795	1,022
		1,022
Broadline Retail 0.3%
Kohl's (1)	38,526	813
		813
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands	54,833	2,760
		2,760
Leisure Products 0.5%
Mattel (2)	62,345	1,188
		1,188
Specialty Retail 0.5%
Home Depot	700	284
TJX	7,063	830
		1,114
Total Consumer Discretionary		6,897
CONSUMER STAPLES 9.2%
Consumer Staples Distribution & Retail 1.5%
Dollar General	8,714	737
Walmart	37,703	3,044
		3,781

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Food Products 1.8%
Conagra Brands	66,140	2,151
Mondelez International, Class A	3,495	258
Tyson Foods, Class A	34,174	2,035
		4,444
Household Products 2.4%
Colgate-Palmolive	17,851	1,853
Kimberly-Clark	28,198	4,012
		5,865
Personal Care Products 1.7%
Kenvue	179,015	4,141
		4,141
Tobacco 1.8%
Philip Morris International	35,617	4,324
		4,324
Total Consumer Staples		22,555
ENERGY 8.9%
Energy Equipment & Services 0.5%
Baker Hughes	21,246	768
Schlumberger	10,300	432
		1,200
Oil, Gas & Consumable Fuels 8.4%
Chesapeake Energy	4,600	378
Chevron	3,062	451
ConocoPhillips	8,207	864
Enbridge	27,731	1,126
EOG Resources	11,563	1,421
EQT	41,070	1,505
Exxon Mobil	33,933	3,978
Hess	4,087	555
Marathon Oil	37,502	999
Suncor Energy	47,608	1,758
TC Energy	24,673	1,173
TotalEnergies, ADR	75,846	4,901
Williams	30,004	1,370
		20,479
Total Energy		21,679
FINANCIALS 21.8%
Banks 8.5%
Bank of America	36,230	1,438
Citigroup	52,808	3,306
Fifth Third Bancorp	53,157	2,277

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Huntington Bancshares	204,984	3,013
JPMorgan Chase	16,453	3,469
US Bancorp	53,159	2,431
Wells Fargo	88,061	4,975
		20,909
Capital Markets 2.0%
Bank of New York Mellon	5,313	382
Charles Schwab	56,614	3,669
Goldman Sachs Group	218	108
Morgan Stanley	7,916	825
		4,984
Financial Services 2.8%
Apollo Global Management	5,580	697
Equitable Holdings	81,359	3,419
Fiserv (2)	15,495	2,784
		6,900
Insurance 8.5%
American International Group	62,309	4,563
Chubb	17,762	5,122
Hartford Financial Services Group	30,010	3,530
Loews	31,598	2,498
MetLife	61,667	5,086
		20,799
Total Financials		53,592
HEALTH CARE 17.0%
Biotechnology 0.5%
AbbVie	3,373	666
Biogen (2)	3,476	674
		1,340
Health Care Equipment & Supplies 4.5%
Becton Dickinson	17,573	4,237
GE HealthCare Technologies	7,592	712
Medtronic	26,799	2,413
Zimmer Biomet Holdings	33,516	3,618
		10,980
Health Care Providers & Services 6.6%
Cardinal Health	3,435	380
Centene (2)	5,545	417
Cigna	8,022	2,779
CVS Health	42,901	2,698
Elevance Health	10,929	5,683
Humana	1,255	398

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
UnitedHealth Group	6,626	3,874
		16,229
Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific	1,470	909
		909
Pharmaceuticals 5.0%
AstraZeneca, ADR	27,931	2,176
Bristol-Myers Squibb	28,341	1,466
Johnson & Johnson	17,755	2,877
Merck	7,383	839
Pfizer	40,848	1,182
Sanofi, ADR	35,680	2,056
Viatris	149,512	1,736
		12,332
Total Health Care		41,790
INDUSTRIALS & BUSINESS SERVICES 11.9%
Aerospace & Defense 4.8%
Boeing (2)	14,905	2,266
GE Aerospace	26,793	5,053
L3Harris Technologies	18,807	4,473
		11,792
Air Freight & Logistics 1.0%
United Parcel Service, Class B	18,626	2,539
		2,539
Commercial Services & Supplies 0.3%
Stericycle (2)	13,078	798
		798
Electrical Equipment 0.8%
GE Vernova (2)	5,690	1,451
Rockwell Automation	1,400	376
		1,827
Ground Transportation 1.2%
CSX	32,651	1,127
Norfolk Southern	5,683	1,412
Union Pacific	1,906	470
		3,009
Industrial Conglomerates 0.7%
3M	6,147	840
Honeywell International	3,949	817
		1,657

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Machinery 2.3%
Cummins	4,768	1,544
Stanley Black & Decker	36,301	3,998
		5,542
Passenger Airlines 0.8%
Southwest Airlines	69,764	2,067
		2,067
Total Industrials & Business Services		29,231
INFORMATION TECHNOLOGY 9.4%
Communications Equipment 0.3%
Cisco Systems	13,164	700
		700
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity	18,059	2,727
		2,727
IT Services 0.8%
Accenture, Class A	5,610	1,983
		1,983
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices (2)	2,202	361
Applied Materials	13,760	2,780
Intel	35,994	845
NXP Semiconductors	8,913	2,139
QUALCOMM	28,449	4,838
Texas Instruments	11,569	2,390
		13,353
Software 1.7%
Microsoft	8,476	3,647
Salesforce.com	2,012	551
		4,198
Total Information Technology		22,961
MATERIALS 3.2%
Chemicals 1.7%
CF Industries Holdings	49,322	4,232
		4,232
Containers & Packaging 1.5%
International Paper	74,078	3,619
		3,619
Total Materials		7,851

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 4.4%
Industrial REITs 0.5%
Rexford Industrial Realty, REIT	26,390	1,328
		1,328
Office REITs 0.1%
Vornado Realty Trust, REIT	4,643	183
		183
Residential REITs 1.5%
Equity Residential, REIT	49,350	3,674
		3,674
Specialized REITs 2.3%
Rayonier, REIT	58,131	1,871
Weyerhaeuser, REIT	112,472	3,808
		5,679
Total Real Estate		10,864
UTILITIES 6.7%
Electric Utilities 3.4%
NextEra Energy	26,170	2,212
PG&E	19,645	388
Southern	62,688	5,653
		8,253
Gas Utilities 0.1%
Atmos Energy	1,700	236
		236
Multi-Utilities 3.2%
Ameren	29,380	2,570
Dominion Energy	49,783	2,877
NiSource	17,752	615
Sempra	22,602	1,890
		7,952
Total Utilities		16,441

Total Miscellaneous Common Stocks 0.1% (3)		205
Total Common Stocks (Cost $214,974)		243,399
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, 4.94% (4)	1,760,086	1,760
Total Short-Term Investments (Cost $1,760)		1,760

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.97% (4)(5)	745,469	745
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		745
Total Securities Lending Collateral (Cost $745)		745
Total Investments in Securities 100.2% of Net Assets (Cost $217,479)		$245,904
Other Assets Less Liabilities (0.2%)		(419)
Net Assets 100.0%		$245,485

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at September 30, 2024.
(2)	Non-income producing.
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE EQUITY INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 9/30/24
T. Rowe Price Government Reserve Fund	$5,030	¤	¤	$745
	Total			$745^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $745.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Income ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE EQUITY INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF787-054Q3
09/24